COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Compensation of directors and other key management personnel [Abstract]
Short-term benefits	[1],[2]	$ 1.5	$ 2.5
Share-based payments	[1]	0.0	2.4
Termination benefits	[1]	4.1	1.5
Total key management personnel remuneration	[1]	$ 5.6	$ 6.4

[1]	Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.
[2]	Short-term benefits include salaries, bonuses payable within twelve months of the statement of financial position date and other annual employee benefits.